Exhibit 99.7 Schedule 2

Exception Detail
Run Date - 10/02/2026 1:05:05 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1680267	XXXXXXXXXXX	XXXXXXXXXXX	7202742	1014	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income calculation worksheet self employed		A XXXX statement analysis worksheet is required to be provided for all XXXX statement loans. XXXXXXXX XXXX statement worksheet.	XXXX statement income work sheet provided		Client 11/13/2025 02:08 PM; Please find the income calc worksheet for your review. XXXXXX you. Reviewer 11/13/2025 03:39 PM;	11/13/2025			A	1	XXXXXXXXXX	AZ	1	13	C	A	C	A	A	A	A	A		Exempt	1
1689520	XXXXXXXXXXX	XXXXXXXXXXX	8759991	400	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Borrower Minimum Contribution Requirement		Per guidelines for XXXXXXXX XXXXXXXXX XXXXX program, XXXXXXXX XXXXXXXXX XXXXXXXXXXXXXXX gift funds are permitted if the borrower has XXXX of their own funds in the transaction. XXXXXXXXX did not meet minimum XXXX of funds requirement.		Client XXXXXXX with XXXXXXXXXXXXX XXXXXXXXX XXXXXX months of reserves where the guideline minimum is XX months for loan amount XXXXXXXXXX XXXX of XXXXXXXXX where the guideline maximum is XXXXXX XXXXXXXXXXXX XXXXXXXXXXX				03/13/2026	B	2	XXXXXXXXXX	RI	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1689520	XXXXXXXXXXX	XXXXXXXXXXX	8759995	423	XXXXXXXXXX	Credit	UW Collateral		UW Collateral - UW - Appraisal Correction/Clarification		Page XX of the appraisal report list the subject transaction as an arms length sale, however letter of explanation in file from borrower indicate seller is a relative (cousin). XXXX guidelines, XXXX appraiser must be informed of the relationship and address any impact on market value. XXX comment from appraiser on marketability impact and relationship between borrower and seller.	Received revised appraisal and appraiser comments regarding non-arm''''s length sale.			03/20/2026			A	1	XXXXXXXXXX	RI	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1693714	XXXXXXXXXXX	XXXXXXXXXXX	10170575	327	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Housing history to be documented for the last XXX months with a maximum XXXXXXXX under the XXXXX program guidelines. XXXXXXXXXX live in a mobile home per underwriter XXXXX notes, provide documentation of the rent and/or lot rent as applicable.	Per property profile, the XXXXXXXXX owns the lot		Client 05/20/2026 09:12 AM; Per property profile, the XXXXXXXXX owns the lot. Reviewer 05/20/2026 10:31 AM;	05/20/2026			A	1	XXXXXXXXXX	CO	1	1	C	A	C	A	A	A	A	A		Exempt	1